Basis of Presentation and General Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 18, 2014	Dec. 31, 2015	Nov. 18, 2013
General Partner
Related Party Transaction [Line Items]
General Partner Interest in Dynagas LNG Partners LP	0.10%	0.10%
Dynagas Holding Ltd
Related Party Transaction [Line Items]
Ownership percentage in Dynagas LNG Partners LP		44.00%
Revolving credit facility for general purposes			$ 30,000